Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Statutory Reserve [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total Shareholders' Equity [Member]	Noncontrolling Interest [Member]	Total
Balance at Sep. 30, 2021	$ 833	$ 15,540,433	$ 1,050,721	$ 9,192,676	$ 222,221	$ 26,006,884	$ 527,865	$ 26,534,749
Balance, shares at Sep. 30, 2021	833,000
Non-cash exercise of warrants	$ 6	(6)
Non-cash exercise of warrants, shares	5,223
Exercise of stock options	$ 1	140				141		141
Exercise of stock options, shares	1,400
Share-based compensation		170,883				170,883		170,883
Appropriation to statutory reserve			753,395	(753,395)
Net income				6,237,488		6,237,488	4,936	6,242,424
Foreign currency translation adjustment					(2,853,392)	(2,853,392)	(2,309)	(2,855,701)
Balance at Sep. 30, 2022	$ 840	15,711,450	1,804,116	14,676,769	(2,631,171)	29,562,004	530,492	30,092,496
Balance, shares at Sep. 30, 2022	839,623
Exercise of stock options	$ 2	(2)
Exercise of stock options, shares	2,244							2,244
Share-based compensation		131,092				131,092		$ 131,092
Appropriation to statutory reserve			568,755	(568,755)
Net income				4,595,982		4,595,982	(43,300)	4,552,682
Foreign currency translation adjustment					(1,050,274)	(1,050,274)	9,989	(1,040,285)
Issuance of ordinary shares and warrants in a private placement, net	$ 275	2,027,269				2,027,544		2,027,574
Issuance of ordinary shares in a private placement, net, shares	275,000
Issuance of ordinary shares for services	$ 57	218,247				218,304		218,304
Issuance of ordinary shares for services, shares	57,000
Balance at Sep. 30, 2023	$ 1,174	18,088,056	2,372,871	18,703,996	(3,681,445)	35,484,652	497,181	$ 35,981,833
Balance, shares at Sep. 30, 2023	1,173,867
Exercise of stock options, shares
Appropriation to statutory reserve			360,483	(360,483)
Net income				398,172		398,172	(52,924)	345,248
Foreign currency translation adjustment					1,104,027	1,104,027	(1,409)	1,102,618
Issuance of ordinary shares and warrants in a private placement, net	$ 2,445	5,597,555				5,600,000		5,600,000
Issuance of ordinary shares in a private placement, net, shares	2,445,415
Share-based compensation	$ 290	1,319,550				1,319,840		1,319,840
Share-based compensation, shares	290,000
Issuance of ordinary shares for the round-up of the share consolidation	$ 61	(61)
Issuance of ordinary shares for the round-up of the share consolidation, shares	61,276
Balance at Sep. 30, 2024	$ 3,970	$ 25,005,100	$ 2,733,354	$ 18,741,685	$ (2,577,418)	$ 43,906,691	$ 442,848	$ 44,349,539
Balance, shares at Sep. 30, 2024	3,970,558